Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maturities of Time Deposits [Abstract]
2016	$ 437,542
2017	213,288
2018	192,576
2019	127,682
2020	46,452
Over five years	16
Time Deposits, Total	$ 1,017,556	$ 1,026,663